SCHEDULE OF PRODUCT AND SERVICE REVENUE (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 2,044,562	$ 1,539,736
Product Sales [member]
IfrsStatementLineItems [Line Items]
Revenue	1,637,716	1,129,307
Drone Service [member]
IfrsStatementLineItems [Line Items]
Revenue	406,096	409,963
Services [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 750	$ 466